Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
MP63 Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	18.69%	9.78%	11.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%	14.17%	15.50%
Ishares Russell [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.13%	11.59%	11.72%